T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 99.4%
COMMUNICATION SERVICES 2.9%

Diversified Telecommunication Services 0.9%
Cogent Communications Holdings	293,700	17,636
GCI Liberty, Class A (1)	758,599	62,175
		79,811
Entertainment 0.6%
Zynga, Class A (1)	5,050,500	46,061
		46,061
Media 1.4%
Cable One	39,500	74,474
Gray Television (1)	887,100	12,215
Nexstar Media Group, Class A	349,700	31,449
		118,138
Total Communication Services		244,010
CONSUMER DISCRETIONARY 12.6%
Auto Components 0.4%
LCI Industries	293,700	31,218
		31,218
Distributors 0.8%
Pool	200,000	66,908
		66,908
Diversified Consumer Services 1.9%
Bright Horizons Family Solutions (1)	201,761	30,676
frontdoor (1)	530,303	20,634
Grand Canyon Education (1)	288,383	23,053
Service Corp. International	688,700	29,049
ServiceMaster Global Holdings (1)	990,106	39,486
Strategic Education	176,300	16,126
WW International (1)	71,600	1,351
		160,375
Hotels, Restaurants & Leisure 4.3%
Boyd Gaming	895,900	27,495

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Choice Hotels International	443,000	38,080
Churchill Downs	435,240	71,301
Domino's Pizza	61,887	26,319
Dunkin' Brands Group	375,000	30,716
Hilton Grand Vacations (1)	672,200	14,103
Papa John's International	403,400	33,192
Penn National Gaming (1)(2)	364,082	26,469
Texas Roadhouse	183,600	11,161
Vail Resorts	149,430	31,974
Wendy's	2,253,700	50,246
		361,056
Household Durables 2.5%
Cavco Industries (1)	91,510	16,500
Helen of Troy (1)	364,700	70,577
LGI Homes (1)	177,400	20,609
Tempur Sealy International (1)	415,000	37,014
TopBuild (1)	380,500	64,947
		209,647
Internet & Direct Marketing Retail 0.4%
Stamps. com (1)	154,600	37,251
		37,251
Leisure Products 0.3%
Brunswick	493,740	29,086
		29,086
Specialty Retail 1.7%
Aaron's	256,659	14,540
Asbury Automotive Group (1)	86,200	8,400
Burlington Stores (1)	147,000	30,295
Murphy USA (1)	226,400	29,040
RH (1)(2)	170,482	65,230
		147,505
Textiles, Apparel & Luxury Goods 0.3%
Carter's	65,500	5,671

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Steven Madden	984,950	19,207
		24,878
Total Consumer Discretionary		1,067,924
CONSUMER STAPLES 4.5%
Beverages 1.6%
Boston Beer, Class A (1)	116,400	102,823
Coca-Cola Consolidated	123,100	29,628
		132,451
Food & Staples Retailing 1.8%
Casey's General Stores	423,400	75,217
Performance Food Group (1)	1,465,800	50,746
Sprouts Farmers Market (1)	1,126,700	23,582
		149,545
Food Products 1.1%
Hain Celestial Group (1)	200,500	6,877
J&J Snack Foods	249,681	32,556
John B. Sanfilippo & Son	205,500	15,491
Post Holdings (1)	346,390	29,789
TreeHouse Foods (1)	325,200	13,180
		97,893
Total Consumer Staples		379,889
ENERGY 0.4%

Energy Equipment & Services 0.1%
Cactus, Class A	204,700	3,928
Computer Modelling Group (CAD)	194,600	754
		4,682
Oil, Gas & Consumable Fuels 0.3%
Renewable Energy Group (1)	193,900	10,358
Texas Pacific Land Trust (2)	51,200	23,120
		33,478
Total Energy		38,160

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
FINANCIALS 4.8%
Banks 0.7%
Ameris Bancorp	353,400	8,051
First Bancorp North Carolina	681,000	14,253
Signature Bank	161,000	13,361
Western Alliance Bancorp	634,200	20,054
		55,719
Capital Markets 1.8%
Cboe Global Markets	313,000	27,463
FactSet Research Systems	71,000	23,777
LPL Financial Holdings	603,500	46,270
MarketAxess Holdings	123,500	59,476
		156,986
Consumer Finance 0.3%
Green Dot, Class A (1)	223,800	11,326
SLM	1,565,000	12,661
		23,987
Insurance 2.0%
eHealth (1)	209,700	16,566
First American Financial	340,500	17,335
Heritage Insurance Holdings	55,200	559
Kemper	700,800	46,834
Palomar Holdings (1)	167,862	17,498
Primerica	558,500	63,189
Universal Insurance Holdings	449,200	6,217
		168,198
Total Financials		404,890
HEALTH CARE 27.4%
Biotechnology 11.0%
ACADIA Pharmaceuticals (1)	868,112	35,810
Acceleron Pharma (1)	441,879	49,725
Agios Pharmaceuticals (1)	385,081	13,478
Alector (1)(2)	319,826	3,369
Alkermes (1)	843,200	13,972
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Allogene Therapeutics (1)(2)	380,701	14,356
Alnylam Pharmaceuticals (1)	35,200	5,125
Amicus Therapeutics (1)	753,800	10,644
Apellis Pharmaceuticals (1)	285,100	8,601
Arcturus Therapeutics Holdings (1)(2)	64,603	2,771
Bluebird Bio (1)	79,700	4,300
Blueprint Medicines (1)	360,885	33,454
CareDx (1)	313,813	11,906
ChemoCentryx (1)	187,025	10,249
CRISPR Therapeutics (1)(2)	450,023	37,640
Deciphera Pharmaceuticals (1)	234,000	12,004
Denali Therapeutics (1)	427,300	15,310
Emergent BioSolutions (1)	636,000	65,718
Enanta Pharmaceuticals (1)	93,000	4,258
Epizyme (1)	122,900	1,466
Exact Sciences (1)	366,742	37,389
Exelixis (1)	708,600	17,325
Fate Therapeutics (1)	348,100	13,914
FibroGen (1)	611,300	25,137
Global Blood Therapeutics (1)	437,390	24,118
IGM Biosciences (1)	72,137	5,324
Immunomedics (1)	865,307	73,577
Insmed (1)	928,093	29,829
Invitae (1)(2)	393,800	17,071
Ionis Pharmaceuticals (1)	171,700	8,147
Iovance Biotherapeutics (1)	650,458	21,413
Ironwood Pharmaceuticals (1)	586,300	5,274
Karuna Therapeutics (1)	88,000	6,804
Karyopharm Therapeutics (1)(2)	346,780	5,063
Kodiak Sciences (1)(2)	424,748	25,149
Ligand Pharmaceuticals (1)(2)	122,200	11,648
Madrigal Pharmaceuticals (1)	64,800	7,694
Mirati Therapeutics (1)	211,597	35,136
Neurocrine Biosciences (1)	193,326	18,590
PTC Therapeutics (1)	450,500	21,061
Sage Therapeutics (1)	214,259	13,096

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Sarepta Therapeutics (1)	132,900	18,663
Scholar Rock Holding (1)(2)	83,096	1,470
Seattle Genetics (1)	156,800	30,684
Turning Point Therapeutics (1)	232,000	20,268
Ultragenyx Pharmaceutical (1)(2)	602,885	49,551
uniQure (1)	308,800	11,373
Xencor (1)	473,600	18,371
Zymeworks (1)	219,500	10,224
		937,519
Health Care Equipment & Supplies 5.3%
AtriCure (1)	173,800	6,935
Cantel Medical	382,000	16,785
Globus Medical, Class A (1)	616,800	30,544
Haemonetics (1)	428,200	37,360
ICU Medical (1)	255,998	46,786
iRhythm Technologies (1)	147,100	35,026
Lantheus Holdings (1)	1,064,000	13,481
Merit Medical Systems (1)	505,000	21,968
Nevro (1)	227,600	31,705
NuVasive (1)	462,600	22,468
Penumbra (1)(2)	168,500	32,753
Quidel (1)	251,100	55,086
Tandem Diabetes Care (1)	531,800	60,359
West Pharmaceutical Services	133,600	36,727
		447,983
Health Care Providers & Services 4.4%
Addus HomeCare (1)	307,100	29,024
Amedisys (1)	282,300	66,744
AMN Healthcare Services (1)	631,000	36,888
BioTelemetry (1)	415,000	18,916
Chemed	78,800	37,852
CorVel (1)	267,666	22,867
Encompass Health	335,200	21,781
Ensign Group	898,300	51,257
Molina Healthcare (1)	221,300	40,507
Pennant Group (1)	622,900	24,019
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
U. S. Physical Therapy	262,200	22,780
		372,635
Health Care Technology 0.5%
Omnicell (1)	515,000	38,450
Tabula Rasa HealthCare (1)(2)	135,700	5,532
		43,982
Life Sciences Tools & Services 3.4%
Bio-Rad Laboratories, Class A (1)	40,600	20,928
Bruker	620,500	24,665
Charles River Laboratories International (1)	190,200	43,071
Medpace Holdings (1)	569,500	63,642
NeoGenomics (1)	803,500	29,641
PRA Health Sciences (1)	343,911	34,886
Repligen (1)	463,600	68,399
		285,232
Pharmaceuticals 2.8%
Arvinas (1)(2)	128,900	3,043
Axsome Therapeutics (1)(2)	166,000	11,828
Catalent (1)	601,441	51,519
Horizon Therapeutics (1)	638,300	49,583
Innoviva (1)	287,500	3,004
MyoKardia (1)	361,899	49,338
Nektar Therapeutics (1)	298,500	4,952
Pacira BioSciences (1)	230,500	13,858
Phibro Animal Health, Class A	430,000	7,482
Prestige Consumer Healthcare (1)	499,900	18,206
Reata Pharmaceuticals, Class A (1)	99,800	9,723
Supernus Pharmaceuticals (1)	478,600	9,974
Theravance Biopharma (1)	333,329	4,928
		237,438
Total Health Care		2,324,789
INDUSTRIALS & BUSINESS SERVICES 17.0%

Aerospace & Defense 2.2%
Aerojet Rocketdyne Holdings (1)	1,343,300	53,584
Curtiss-Wright	405,500	37,817
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Hexcel	466,400	15,648
Moog, Class A	442,000	28,080
Teledyne Technologies (1)	171,930	53,335
		188,464
Air Freight & Logistics 0.4%
XPO Logistics (1)	429,900	36,395
		36,395
Building Products 2.0%
AAON	351,200	21,160
Builders FirstSource (1)	1,331,700	43,440
Gibraltar Industries (1)	417,800	27,216
Lennox International	40,700	11,095
Patrick Industries	637,350	36,660
UFP Industries	577,700	32,646
		172,217
Commercial Services & Supplies 2.7%
Casella Waste Systems, Class A (1)	1,232,200	68,818
IAA (1)	1,025,800	53,414
McGrath RentCorp	321,300	19,146
MSA Safety	299,300	40,157
U. S. Ecology	260,400	8,507
UniFirst	224,700	42,552
		232,594
Construction & Engineering 0.7%
Comfort Systems USA	440,600	22,695
EMCOR Group	535,100	36,232
		58,927
Electrical Equipment 1.5%
Atkore International Group (1)	951,843	21,636
Generac Holdings (1)	558,600	108,167
		129,803
Machinery 4.2%
Albany International, Class A	458,200	22,686
Douglas Dynamics	610,900	20,893
EnPro Industries	214,200	12,083
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Graco	751,210	46,087
John Bean Technologies	378,100	34,744
Kadant	146,600	16,070
Lincoln Electric Holdings	200,100	18,417
Lydall (1)	453,300	7,498
Nordson	191,200	36,676
RBC Bearings (1)	169,600	20,557
SPX (1)	435,086	20,179
Standex International	66,900	3,960
Toro	661,300	55,516
Woodward	524,130	42,014
		357,380
Professional Services 1.5%
ASGN (1)	649,100	41,257
Exponent	784,116	56,480
Insperity	392,100	25,678
		123,415
Road & Rail 1.0%
Landstar System	362,000	45,428
Saia (1)	277,400	34,991
		80,419
Trading Companies & Distributors 0.8%
Beacon Roofing Supply (1)	99,300	3,085
Univar Solutions (1)	389,800	6,580
Watsco	235,100	54,752
		64,417
Total Industrials & Business Services		1,444,031
INFORMATION TECHNOLOGY 23.6%
Communications Equipment 0.4%
Lumentum Holdings (1)	149,500	11,232
Ubiquiti	155,900	25,982
		37,214
Electronic Equipment, Instruments & Components 3.1%
Cognex	465,300	30,291
Coherent (1)	99,930	11,085
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
ePlus (1)	106,600	7,803
Fabrinet (1)	320,300	20,188
Littelfuse	253,900	45,027
Novanta (1)	547,800	57,705
OSI Systems (1)	411,900	31,968
Zebra Technologies, Class A (1)	228,900	57,788
		261,855
IT Services 4.3%
Booz Allen Hamilton Holding	820,700	68,102
Broadridge Financial Solutions	119,400	15,761
CACI International, Class A (1)	302,500	64,481
Cardtronics, Class A (1)	417,656	8,269
Euronet Worldwide (1)	578,300	52,683
ExlService Holdings (1)	385,800	25,451
Gartner (1)	125,200	15,644
MAXIMUS	764,800	52,320
Science Applications International	345,800	27,118
WEX (1)	276,320	38,400
		368,229
Semiconductors & Semiconductor Equipment 5.8%
Advanced Energy Industries (1)	443,100	27,889
Cabot Microelectronics (1)	291,400	41,615
Cirrus Logic (1)	566,430	38,206
Entegris	1,318,800	98,040
FormFactor (1)	866,500	21,602
Ichor Holdings (1)	333,900	7,202
Inphi (1)	376,900	42,307
MaxLinear (1)	1,288,700	29,949
MKS Instruments	548,700	59,934
Monolithic Power Systems	283,000	79,130
Onto Innovation (1)	248,000	7,385
Power Integrations	656,800	36,387
		489,646
Software 9.9%
ACI Worldwide (1)	1,207,100	31,542

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Aspen Technology (1)	359,100	45,458
Blackbaud	532,500	29,729
Ceridian HCM Holding (1)	384,447	31,775
CommVault Systems (1)	447,700	18,266
CyberArk Software (1)	140,100	14,489
Descartes Systems Group (1)	563,700	32,120
Envestnet (1)	675,600	52,129
Fair Isaac (1)	164,000	69,762
Five9 (1)	473,100	61,352
Fortinet (1)	87,800	10,344
J2 Global (1)	269,640	18,665
Manhattan Associates (1)	478,000	45,644
Paylocity Holding (1)	377,900	61,001
Pegasystems	522,500	63,243
Proofpoint (1)	249,600	26,345
PTC (1)	91,950	7,606
Qualys (1)	425,500	41,703
RealPage (1)	654,133	37,704
Sapiens International	830,500	25,397
SPS Commerce (1)	435,500	33,912
SS&C Technologies Holdings	564,900	34,188
Tyler Technologies (1)	141,900	49,461
		841,835
Technology Hardware, Storage & Peripherals 0.1%
NCR (1)	335,800	7,435
		7,435
Total Information Technology		2,006,214
MATERIALS 2.6%
Chemicals 2.1%
Chase	261,000	24,899
Element Solutions (1)	1,018,700	10,707
HB Fuller	204,000	9,339
Ingevity (1)	462,300	22,856
Innospec	388,000	24,568
NewMarket	60,100	20,574

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Quaker Chemical (2)	121,200	21,781
Scotts Miracle-Gro	184,300	28,181
Stepan	149,338	16,278
		179,183
Construction Materials 0.2%
Eagle Materials	254,900	22,003
		22,003
Containers & Packaging 0.3%
Berry Global Group (1)	468,900	22,657
		22,657
Total Materials		223,843
REAL ESTATE 3.0%

Equity Real Estate Investment Trusts 3.0%
Americold Realty Trust, REIT	1,297,964	46,402
CoreSite Realty, REIT	315,400	37,495
CyrusOne, REIT	457,100	32,011
Equity LifeStyle Properties, REIT	444,500	27,248
First Industrial Realty Trust, REIT	1,032,100	41,077
PS Business Parks, REIT	147,400	18,040
Terreno Realty, REIT	888,200	48,638
Universal Health Realty Income Trust, REIT	43,200	2,462
Total Real Estate		253,373
UTILITIES 0.6%

Independent Power & Renewable Electricity Producers 0.4%
Ormat Technologies (2)	533,100	31,511
		31,511
Water Utilities 0.2%
Middlesex Water	355,393	22,088
		22,088
Total Utilities		53,599
Total Common Stocks (Cost $6,236,186)		8,440,722

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.8%
MONEY MARKET FUNDS 0.8%
T. Rowe Price Government Reserve Fund, 0.09% (3)(4)	65,624,744	65,625
Total Short-Term Investments (Cost $65,625)		65,625
SECURITIES LENDING COLLATERAL 1.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 1.9%
Short-Term Funds 1.9%
T. Rowe Price Short-Term Fund, 0.13% (3)(4)	16,519,547	165,195
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		165,195
Total Securities Lending Collateral (Cost $165,195)		165,195

Total Investments in Securities 102.1%
(Cost $6,467,006)		$8,671,542
Other Assets Less Liabilities (2.1)%		(181,125)
Net Assets 100.0%		$8,490,417

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at September 30, 2020.
(3)	Seven-day yield
(4)	Affiliated Companies
CAD	Canadian Dollar
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$257
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$257+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	9/30/20
T. Rowe Price Government
Reserve Fund	$75,136		¤	¤	$65,625
T. Rowe Price Short-Term
Fund	336,547		¤	¤	165,195
Total					$230,820^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $257 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $230,820.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price QM U.S. Small-Cap Growth Equity Fund (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$8,439,968	$ 754	$ —	$ 8,440,722
Short-Term Investments	65,625	—	—	65,625
Securities Lending Collateral	165,195	—	—	165,195
Total	$8,670,788	$ 754	$ —	$ 8,671,542